RELATED PARTY TRANSACTIONS (Details) - USD ($)			1 Months Ended		3 Months Ended			5 Months Ended	6 Months Ended
		Jan. 20, 2015	Jan. 31, 2015	Feb. 28, 2014	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction
Time charter revenues from related parties	[1]				$ 14,705,000		$ 0		$ 24,995,000	$ 0
Proceeds from short-term debt due to a related party									0	20,000,000
Non-controlling interest dividend									5,000,000	7,420,000
Dividends									$ 75,833,000	68,005,000
Golar Eskimo
Related Party Transaction
Purchase consideration		$ 389,552,000
Loan from Golar		$ 220,000,000
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest percentage in subsidiary					40.00%			40.00%	40.00%
Non-controlling interest dividend					$ 2,200,000		3,800,000		$ 5,000,000	7,400,000
Golar
Related Party Transaction
Dividends					13,100,000		$ 14,800,000		25,700,000	$ 29,500,000
Golar | Line of Credit | Revolving Credit Facility
Related Party Transaction
Revolving credit facility					$ 20,000,000			$ 20,000,000	$ 20,000,000
Proceeds from short-term debt due to a related party						$ 20,000,000
Golar | Golar Grand
Related Party Transaction
Time charter reduced hire rate				75.00%
Golar | Golar Eskimo
Related Party Transaction
Time charter revenues from related parties								$ 12,800,000
Purchase consideration			$ 390,000,000
Golar | Golar Eskimo | Vendor Loan
Related Party Transaction
Loan from Golar			$ 220,000,000
Golar | Golar Eskimo | Vendor Loan | LIBOR
Related Party Transaction
Blended margin added to base rate			2.84%
Golar Management
Related Party Transaction
Management fee (percentage)									5.00%
Required notice for termination of management service agreement (in days)									120 days
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary					60.00%			60.00%	60.00%

[1]	Time charter revenues from related parties - This consists of revenue from the charters of the Golar Eskimo and the Golar Grand. In February 2015 we exercised our option requiring Golar to charter in the Golar Grand for the period from February 16, 2015 until October 31, 2017 at approximately 75% of the hire rate that would have been payable by the charterer. Pursuant to an agreement with Golar relating to Golar Eskimo, we have received an amount of $12.8 million for Golar to use the vessel for the period from January 20, 2015 to June 30, 2015.